Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Assets
Restricted cash	$ 1.4	$ 3.3
Non-current restricted cash	$ 6.7	7.8
Convertible Bonds
Liabilities
Debt instrument, interest rate	3.875%
Fair value
Liabilities
Short-term debt	$ 1,632.6	0.0
Fair value | Fair value, inputs, level 1
Assets
Cash and cash equivalents	29.7	34.9
Restricted cash	1.4	3.3
Trade receivables	33.4	28.5
Other current assets (excluding deferred costs)	21.0	14.1
Due from related parties	67.1	48.6
Non-current restricted cash	6.7	7.8
Liabilities
Trade payables	45.3	34.7
Accruals and other current liabilities	196.3	83.2
Fair value | Fair value, inputs, level 2
Liabilities
Short-term debt	1,588.9	0.0
Long-term debt	272.7	1,728.6
Carrying value
Assets
Cash and cash equivalents	29.7	34.9
Restricted cash	1.4	3.3
Trade receivables	33.4	28.5
Other current assets (excluding deferred costs)	21.0	14.1
Due from related parties	67.1	48.6
Non-current restricted cash	6.7	7.8
Liabilities
Trade payables	45.3	34.7
Accruals and other current liabilities	196.3	83.2
Long-term debt	$ 272.7	$ 1,915.9